Transactions with shareholders, related parties and affiliated entities - Summary of detail of loans (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Controlling [Member]
Disclosure of transactions between related parties [line items]
Current loans and receivables	S/ 17	S/ 65,046
Affiliated [Member]
Disclosure of transactions between related parties [line items]
Current loans and receivables	907,260	782,533
Associates [Member]
Disclosure of transactions between related parties [line items]
Current loans and receivables	341,592	449,281
Related parties [member]
Disclosure of transactions between related parties [line items]
Current loans and receivables	1,248,869	1,296,860
Direct Loans [Member] | Controlling [Member]
Disclosure of transactions between related parties [line items]
Current loans and receivables	17	65,046
Direct Loans [Member] | Affiliated [Member]
Disclosure of transactions between related parties [line items]
Current loans and receivables	847,993	720,354
Direct Loans [Member] | Associates [Member]
Disclosure of transactions between related parties [line items]
Current loans and receivables	266,201	371,758
Direct Loans [Member] | Related parties [member]
Disclosure of transactions between related parties [line items]
Current loans and receivables	1,114,211	1,157,158
Indirect Loans [Member] | Affiliated [Member]
Disclosure of transactions between related parties [line items]
Current loans and receivables	59,267	62,179
Indirect Loans [Member] | Associates [Member]
Disclosure of transactions between related parties [line items]
Current loans and receivables	75,391	77,523
Indirect Loans [Member] | Related parties [member]
Disclosure of transactions between related parties [line items]
Current loans and receivables	S/ 134,658	S/ 139,702